UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 44.6%
Federal Home Loan Mortgage Corporation - 9.4%
823,986	4.00	7/1/25	870,086
478,927	5.82	10/1/37	522,554
120,006	6.38	12/1/26	135,012
19,633	6.38	12/1/27	22,425
1,988,733	6.50	11/1/27	2,213,629
434,820	6.50	4/1/34	484,223
257,219	6.50	10/1/36	286,249
3,836,427	6.50	11/1/37	4,263,116
773,416	6.50	11/1/37	860,750
1,280,177	6.50	1/1/38	1,443,189
2,600,762	6.50	8/1/38	2,916,393
3,236,851	6.50	11/1/38	3,631,620
229,613	6.50	1/1/39	255,150
513,748	6.50	9/1/39	575,184
619,117	6.88	2/17/31	692,030
105,032	7.00	8/1/27	108,990
108,798	7.00	10/1/27	113,661
3,758,845	7.00	4/1/28	4,165,802
794,283	7.00	10/1/28	903,173
595,146	7.00	6/1/36	654,122
914,640	7.00	8/1/36	1,005,303
185,984	7.00	8/1/36	210,008
838,888	7.00	2/1/37	949,315
75,105	7.00	2/1/37	81,750
550,501	7.00	9/1/37	622,195
2,145,372	7.00	10/1/37	2,391,280
1,455,979	7.00	10/1/37	1,655,582
634,719	7.00	10/1/37	718,763
365,611	7.00	10/1/37	383,353
1,908,585	7.00	7/1/38	2,183,441
2,377,899	7.00	8/1/38	2,633,585
14,104,724	7.00	10/1/38	15,704,529
2,726,381	7.00	1/1/39	3,064,261
912,095	7.00	1/1/39	1,058,991
84,037	7.38	12/17/24	94,137
182,972	7.50	1/1/31	197,508
900,359	7.50	1/1/32	1,027,404
968,858	7.50	8/1/32	1,105,569
1,297,212	7.50	4/1/34	1,462,906
467,908	7.50	12/1/36	528,279
764,036	7.50	9/1/37	884,127
239,122	7.50	10/1/38	266,710
54,404	7.95	10/1/25	62,870
45,254	7.95	10/1/25	46,906
34,739	7.95	11/1/25	40,146
158,002	8.00	5/1/31	179,436
172,134	8.00	11/1/36	209,684
707,667	8.00	1/1/37	806,587
9,329	8.25	12/1/17	9,357

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

54,374	8.50	5/1/16		56,721
13,644	8.50	10/1/19		15,908
963,337	8.50	12/1/21		1,131,721
492,818	8.50	6/20/27		601,253
116,413	8.50	12/1/29		131,229
240,863	8.50	3/1/31		284,074
859,105	8.50	8/1/36		1,002,309
19,624	9.00	11/1/15		19,708
27,082	9.00	11/1/25		28,386
334,281	9.00	3/20/27		372,255
1,052,305	9.00	2/17/31		1,194,276
732,706	9.00	4/1/31		865,822
634,821	9.00	5/1/31		728,899
637,920	9.00	11/1/36		750,818
33,205	9.25	2/1/18		33,926
13,431	9.25	3/1/19		13,579
23,536	9.50	4/1/18		26,554
319,333	9.50	12/17/21		369,644
4,814	9.75	12/1/16		4,851
8,955	9.75	12/1/17		9,151
31,958	10.00	9/1/20		35,939
391,011	10.00	3/1/21		449,716
362,881	10.00	3/17/25		411,513
242,528	10.00	3/25/25		270,128
315,218	10.00	7/1/30		367,499
75,009	10.50	6/1/19		84,424
86,809	11.00	8/25/20		91,926

				74,053,569

Federal National Mortgage Association - 22.1%
5,012	4.03	3/1/19	[1]	4,984
1,429,012	5.50	12/1/32		1,576,354
3,135,586	5.61	11/1/22		3,475,659
66,677	5.76	3/1/33		74,230
3,689,548	5.94	7/1/27		4,044,249
2,178,744	5.96	6/1/28		2,271,937
867,449	5.96	6/1/28		933,379
81,201	6.00	9/1/28		89,249
376,967	6.00	8/1/34		423,056
307,131	6.00	9/1/37		341,698
1,234,147	6.00	2/1/39		1,376,755
1,454,447	6.00	9/1/39		1,615,191
1,500,799	6.00	10/1/39		1,668,513
479,934	6.15	6/1/33	[1]	518,090
138,805	6.20	11/1/27		158,210
108,515	6.35	10/1/30		123,786
51,150	6.50	1/1/22		55,335
180,929	6.50	8/1/27		198,738
618,319	6.50	2/1/33		687,540
208,577	6.50	8/1/34		232,295
3,313,925	6.50	12/1/34		3,712,210
859,320	6.50	7/1/36		955,371
405,352	6.50	8/1/36		460,291

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,486,799	6.50	10/1/36		3,937,649
2,650,770	6.50	10/1/36		2,943,677
1,268,818	6.50	10/1/36		1,408,829
5,664,638	6.50	12/1/36		6,289,716
612,827	6.50	8/1/37		680,450
1,217,016	6.50	9/1/37		1,351,310
333,313	6.50	9/1/37		370,213
1,201,103	6.50	10/1/37		1,333,641
2,315,807	6.50	2/1/38		2,630,405
596,149	6.50	2/1/38		663,561
490,476	6.50	3/1/38		544,599
1,488,815	6.50	5/1/38		1,698,990
2,082,591	6.50	9/1/38		2,334,916
891,168	6.50	9/1/38		992,565
2,224,433	6.50	10/1/38		2,471,238
784,196	6.50	11/1/38		870,730
2,058,175	6.50	1/1/39		2,307,541
2,099,321	6.50	10/1/39		2,353,673
346,697	6.50	5/1/40		385,168
982,264	6.50	6/1/40		1,091,029
34,642	6.91	11/1/26		35,415
100,987	6.91	8/1/27		112,240
3,192,926	6.94	7/1/29		3,603,341
148,971	6.95	8/1/21	[1]	154,178
122,209	7.00	6/1/17		130,864
185,679	7.00	9/1/21		201,383
137,158	7.00	9/1/21		143,526
595,304	7.00	6/1/22		671,320
146,557	7.00	6/1/22		161,167
230,247	7.00	1/1/24		249,720
173,136	7.00	2/1/32		196,875
508,283	7.00	3/1/32		583,809
299,822	7.00	4/1/32		344,373
375,679	7.00	5/1/32		431,502
124,844	7.00	6/1/32		143,394
124,668	7.00	6/1/32		143,828
104,153	7.00	10/1/32		116,285
9,990	7.00	11/1/32		10,019
14,607,908	7.00	12/1/32		16,859,065
403,578	7.00	7/1/33		467,534
732,329	7.00	10/1/33		841,146
8,373,258	7.00	12/1/33		9,580,314
245,618	7.00	1/1/35		282,115
1,594,976	7.00	1/1/36		1,800,412
330,775	7.00	3/1/36		379,925
1,796,476	7.00	7/1/36		2,067,169
7,314,166	7.00	8/1/36		8,406,519
69,154	7.00	1/1/37		78,966
2,469,818	7.00	3/1/37		2,791,682
1,275,164	7.00	7/1/37		1,420,263
281,654	7.00	9/1/37		323,505
4,089,709	7.00	10/1/37		4,697,403

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

271,293	7.00	12/1/37	300,126
1,072,158	7.00	3/1/38	1,207,091
3,260,704	7.00	10/1/38	3,745,215
1,222,029	7.00	10/1/38	1,403,611
1,802,449	7.00	11/1/38	2,039,895
534,444	7.00	11/1/38	613,857
3,897,436	7.00	5/1/39	4,236,593
3,401,941	7.00	5/1/39	3,870,744
2,759,148	7.19	2/1/31	3,212,825
158,413	7.50	6/1/22	174,862
224,886	7.50	8/1/22	240,814
206,541	7.50	12/1/22	231,533
126,929	7.50	3/1/23	142,287
40,728	7.50	9/1/27	45,339
16,570	7.50	11/1/29	18,465
102,434	7.50	8/1/30	114,149
801,593	7.50	10/1/31	900,919
386,385	7.50	4/1/32	440,636
58,300	7.50	6/1/32	65,446
33,250	7.50	8/1/32	37,995
208,352	7.50	9/1/32	232,179
568,513	7.50	4/1/33	672,503
389,761	7.50	1/1/34	462,890
4,042,161	7.50	9/1/34	4,703,024
493,130	7.50	5/1/37	548,961
81,308	7.50	5/1/37	90,513
614,414	7.50	8/1/37	719,577
3,811,513	7.50	10/1/37	4,263,982
393,578	7.50	10/1/37	438,139
873,826	7.50	2/1/38	972,759
56,778	7.62	12/1/16	56,782
218,191	7.95	9/15/20	247,916
15,758	8.00	4/1/16	16,009
132,328	8.00	10/1/23	147,600
779,836	8.00	6/1/25	869,836
308,277	8.00	2/1/31	343,855
162,262	8.00	12/1/31	180,988
209,383	8.00	1/1/32	240,280
1,494,329	8.00	11/1/37	1,809,364
240,304	8.00	11/1/37	270,225
586,167	8.00	3/1/38	659,154
322,135	8.10	11/15/31	390,499
132,681	8.33	7/15/20	150,596
83,638	8.35	7/20/28	87,526
115,911	8.36	7/20/30	124,130
784,294	8.47	3/15/32	949,037
61,731	8.48	9/15/30	72,268
61,686	8.50	2/1/16	64,070
15,351	8.50	8/1/18	15,410
14,056	8.50	7/1/26	15,719
243,134	8.50	11/1/26	281,244
191,753	8.50	3/1/28	221,466

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

200,139	8.50	10/1/28	238,137
86,206	8.50	11/1/28	100,786
380,583	8.50	4/1/29	444,099
203,752	8.50	10/1/29	227,849
155,747	8.50	10/1/29	180,934
12,957	8.50	6/1/30	13,006
271,282	8.50	7/1/30	308,715
257,190	8.50	7/1/30	301,247
176,451	8.50	8/1/30	212,141
56,325	8.50	11/1/30	58,604
698,211	8.50	4/1/32	827,565
68,552	8.50	5/1/32	71,908
884,248	8.50	1/1/37	1,061,910
14,669	9.00	10/1/19	14,899
195,378	9.00	9/1/24	217,399
47,663	9.00	6/15/25	50,904
191,962	9.00	6/1/30	225,376
230,992	9.00	7/1/30	256,708
165,362	9.00	10/1/30	191,276
368,662	9.00	2/1/31	438,064
26,191	9.00	7/1/31	26,629
133,729	9.00	10/1/31	159,907
1,709,779	9.00	3/1/32	1,906,590
167,180	9.00	8/1/37	188,513
344,623	9.00	1/1/38	393,544
201,950	9.00	2/1/38	227,720
19,725	9.25	10/1/16	19,811
32,597	9.25	2/1/17	35,039
79,928	9.27	5/15/28	84,273
27,521	9.50	5/1/19	31,442
200,406	9.50	3/1/20	219,392
237,452	9.50	7/1/20	268,865
23,891	9.50	9/1/20	26,370
17,951	9.50	12/15/20	18,155
13,603	9.50	4/15/21	15,893
46,986	9.50	8/1/24	49,992
13,654	9.50	12/1/24	13,719
68,061	9.50	5/1/27	80,705
558,017	9.50	5/1/29	623,275
184,440	9.50	4/1/30	219,888
686,229	9.50	8/1/31	766,481
56,210	9.67	7/15/20	58,323
193,076	9.71	8/20/25	226,391
34,645	9.75	10/1/21	38,107
51,251	9.75	4/1/25	58,147
18,460	10.00	2/1/15	18,451
27,470	10.00	3/1/15	28,135
17,946	10.00	1/1/24	20,260
107,985	10.00	2/1/28	128,340
251,163	10.00	6/1/30	294,427
22,867	10.11	8/15/20	22,982
26,077	10.18	7/1/20	26,373

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

99,226	10.50	6/1/28	115,413

			174,300,259

Government National Mortgage Association - 12.0%
1,409,032	4.00	12/15/24	1,490,036
1,213,348	4.00	10/20/30	1,289,357
9,405,786	4.00	8/20/31	9,994,245
8,932,673	4.00	8/20/31	9,491,415
1,706,073	4.00	12/20/31	1,813,021
1,709,162	4.25	10/20/31	1,809,285
949,695	4.25	3/20/37	988,526
6,412,505	4.50	6/15/40	6,924,958
4,211,915	4.75	9/20/31	4,507,673
185,161	5.50	9/15/25	203,681
1,534,069	5.75	10/20/31	1,691,738
71,643	5.76	3/20/33	79,672
100,536	5.76	5/20/33	111,804
2,046,072	5.95	3/15/37	2,178,752
251,506	6.00	6/15/23	279,552
196,564	6.00	11/20/28	220,386
1,684,817	6.00	9/15/33	1,874,510
173,817	6.00	11/20/34	192,922
438,539	6.20	3/15/32	493,860
183,614	6.25	12/15/23	206,630
91,974	6.25	1/15/24	103,378
2,211,142	6.25	4/15/29	2,513,182
125,017	6.35	4/20/30	139,879
53,796	6.35	5/20/30	60,191
97,593	6.35	6/20/30	109,195
63,866	6.35	6/20/30	71,458
52,308	6.35	8/20/30	58,526
179,899	6.35	9/20/30	201,285
77,008	6.35	10/20/30	86,163
59,040	6.35	10/20/30	66,058
118,472	6.35	11/20/30	132,556
114,331	6.35	1/20/31	127,983
247,239	6.35	3/20/31	276,760
123,377	6.35	6/20/31	138,109
58,065	6.35	11/20/31	64,998
176,937	6.38	8/15/26	197,339
68,250	6.38	12/15/27	75,894
182,818	6.38	4/15/28	203,894
104,168	6.49	4/20/32	116,654
65,116	6.49	6/20/32	72,941
420,184	6.50	11/15/23	455,245
1,871,203	6.50	4/15/24	2,070,896
119,548	6.50	11/15/31	133,424
53,361	6.50	3/15/32	59,557
107,353	6.50	4/15/32	119,756
88,392	6.50	4/15/32	98,665
117,859	6.50	10/15/33	131,545
285,692	6.50	2/15/34	326,210
462,962	6.50	3/20/34	517,281

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

499,732	6.50	9/20/34	560,697
442,684	6.50	10/20/34	497,420
9,802,517	6.50	2/15/35	11,189,117
76,402	6.50	7/20/38	76,747
436,028	6.50	9/20/38	486,136
4,632,222	6.50	12/20/38	5,299,120
486,474	6.50	12/20/38	523,651
1,458,762	6.50	1/20/39	1,656,686
872,879	6.50	2/20/39	979,301
456,533	6.50	6/15/39	515,464
859,262	6.50	3/20/41	978,336
2,584,155	6.50	7/20/42	2,861,291
73,801	6.57	3/20/33	76,537
75,002	6.58	2/20/28	85,517
14,377	6.75	9/15/15	14,526
88,445	6.75	8/15/28	98,732
500,883	6.75	5/15/29	533,267
60,474	6.75	6/15/29	67,443
219,852	6.91	7/20/26	244,272
282,815	6.91	2/20/27	314,319
222,722	7.00	5/15/24	246,705
221,725	7.00	6/15/31	252,181
50,342	7.00	9/15/31	57,257
85,975	7.00	12/15/31	97,785
344,184	7.00	1/15/32	391,462
224,143	7.00	1/15/32	254,932
201,451	7.00	1/15/32	229,123
125,767	7.00	1/15/32	143,043
176,947	7.00	2/15/32	201,253
174,197	7.00	2/15/32	198,125
108,882	7.00	2/15/32	123,839
529,746	7.00	2/20/32	619,966
232,748	7.00	3/15/32	264,719
144,378	7.00	3/15/32	164,210
2,040,321	7.00	8/20/32	2,394,811
480,223	7.00	12/15/37	545,901
995,591	7.00	5/15/38	1,147,914
99,164	7.00	6/20/38	111,693
305,090	7.00	9/15/38	346,324
369,230	7.00	11/15/38	419,949
319,978	7.00	12/15/38	361,262
80,549	7.00	12/20/38	90,702
298,323	7.00	1/20/39	336,613
142,376	7.02	4/20/26	153,699
75,357	7.05	9/20/26	79,023
442,185	7.10	5/20/25	491,323
59,786	7.15	3/20/27	69,232
196,909	7.15	4/20/27	228,018
109,653	7.25	5/15/29	118,832
308,904	7.50	1/20/38	346,118
175,977	7.50	3/15/39	201,467
64,173	7.75	6/15/20	70,272

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

50,589	7.75	7/15/20		55,397
89,332	7.95	7/20/25		100,888
89,573	7.95	9/20/25		101,318
68,082	7.95	4/20/26		71,956
62,745	7.99	1/20/22		69,227
103,232	7.99	6/20/22		114,635
29,545	8.00	10/15/14		33,514
699,052	8.00	6/20/31		838,679
777,564	8.00	8/20/33		898,604
119,058	8.25	4/15/19		133,644
21,770	8.50	9/15/16		22,010
76,262	8.50	12/20/26		88,738
68,651	9.00	12/15/20		75,466
45,999	10.00	10/15/19		48,063
61,321	10.50	2/15/20		69,380
66,627	10.50	12/15/20		73,185
46,816	10.50	8/15/21		53,114

				95,235,195

Small Business Administration - 1.1%
3,045,870	5.33	8/25/36		3,291,399
4,778,808	5.33	9/25/36		5,303,481

				8,594,880

Total Mortgage Pass-Through Securities
(cost: $352,295,623)				352,183,903

Collateralized Mortgage Obligations - 46.8%
Federal Home Loan Mortgage Corporation - 14.0%
37,480	4.80	3/25/44	[1]	37,758
39,262	6.00	9/15/21		41,387
69,283	6.00	6/15/28		74,843
2,450,306	6.00	5/15/36		2,708,414
722,958	6.50	9/15/23		808,957
201,287	6.50	3/15/24		227,209
60,845	6.50	2/15/30		67,737
214,215	6.50	8/15/31		230,143
834,055	6.50	1/15/32		892,760
232,826	6.50	2/15/32		259,734
303,288	6.50	3/15/32		322,250
998,447	6.50	6/25/32		1,067,762
68,732	6.50	7/15/32		76,688
13,872,682	6.50	5/15/33		16,191,390
141,705	6.50	8/15/42		143,024
1,157,210	6.50	2/25/43		1,348,146
311,292	6.50	3/25/43		348,798
798,703	6.50	7/25/43		887,409
1,051,486	6.50	9/25/43	[1]	1,192,900
1,142,464	6.50	10/25/43		1,255,337
103,099	6.70	9/15/23		118,732
193,703	6.95	3/15/28		221,950
57,396	7.00	12/15/20		61,142

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

49,237	7.00	3/15/21	54,290
257,643	7.00	9/15/21	273,690
168,680	7.00	10/15/22	191,657
49,054	7.00	11/15/22	55,398
1,478,015	7.00	3/25/23	1,659,167
53,846	7.00	4/15/23	60,066
73,575	7.00	5/15/23	83,552
174,554	7.00	7/15/23	198,183
433,616	7.00	1/15/24	495,323
314,467	7.00	3/15/24	356,249
241,434	7.00	8/15/25	277,600
320,289	7.00	9/15/26	363,177
1,206,975	7.00	10/15/27	1,260,823
493,823	7.00	6/15/29	567,974
5,035,524	7.00	8/15/29	5,444,051
856,715	7.00	8/15/29	979,608
684,828	7.00	10/20/29	792,120
6,351,419	7.00	11/15/29	6,849,205
13,804,581	7.00	12/15/29	14,924,395
361,994	7.00	1/15/30	417,119
813,938	7.00	10/15/30	931,004
129,622	7.00	7/15/31	148,271
424,173	7.00	4/15/32	479,417
2,110,096	7.00	5/15/32	2,426,051
12,684,040	7.00	8/15/41	14,103,486
2,648,635	7.00	2/25/43	3,030,300
884,545	7.00	3/25/43	991,269
849,373	7.00	7/25/43	970,527
233,670	7.50	10/15/21	263,774
519,625	7.50	7/15/22	585,587
644,176	7.50	3/15/23	725,136
2,222,401	7.50	4/15/23	2,519,460
178,910	7.50	9/20/26	209,125
948,502	7.50	3/15/28	1,092,963
579,664	7.50	9/15/29	670,294
602,586	7.50	6/15/30	697,868
505,462	7.50	8/15/30	585,852
673,606	7.50	9/15/30	778,006
312,731	7.50	9/15/30	359,051
443,757	7.50	11/15/30	513,813
6,302,679	7.50	6/15/34	7,670,695
907,334	7.50	9/25/43	1,056,341
18,988	8.00	3/15/21	21,234
228,664	8.00	7/15/21	258,965
37,483	8.00	11/25/22	40,332
2,091,581	8.00	2/15/23	2,393,417
44,192	8.00	3/15/23	50,527
111,798	8.00	4/25/24	128,837
75,520	8.00	2/15/27	88,129
385,795	8.00	11/20/29	456,833
614,711	8.00	1/15/30	742,009
50,825	8.25	6/15/22	57,988

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

291,162	8.30	11/15/20		330,281
83,169	8.50	10/15/22		93,156
387,808	8.50	3/15/25		455,900
120,243	8.50	3/15/32		141,356
285,501	9.00	12/15/19		316,333
6,838	9.15	10/15/20		7,486
250,003	9.50	2/15/20		277,105

				110,556,295

Federal National Mortgage Association - 24.2%
12,655,942	4.50	6/25/21		13,401,098
2,605,974	6.45	9/25/37	[1]	2,995,150
931,712	6.50	8/20/28		1,051,679
704,753	6.50	3/25/32		773,176
2,286,204	6.50	9/25/32		2,355,931
10,644,102	6.50	7/25/34		11,612,087
946,876	6.50	7/25/36		1,060,301
7,206,884	6.50	8/25/36		7,877,031
1,067,014	6.50	9/25/36		1,195,303
3,640,782	6.50	7/25/42		4,105,754
394,014	6.50	11/25/42		454,514
239,197	6.63	3/25/29	[1]	268,883
4,418,309	6.63	10/25/42	[1]	5,016,217
4,571,579	6.67	2/25/42	[1]	5,314,817
640,387	6.71	12/25/42	[1]	738,648
13,111,559	6.75	6/25/32		14,808,129
4,092,964	6.75	4/25/37		4,316,755
23,972	6.85	12/18/27		27,265
20,637	7.00	1/25/21		23,028
55,745	7.00	7/25/22		62,199
50,071	7.00	11/25/22		56,274
64,764	7.00	12/25/22		73,134
23,547	7.00	6/25/23		26,603
712,431	7.00	9/18/27		813,217
8,140,507	7.00	5/25/31		9,835,678
1,211,577	7.00	9/25/40		1,335,860
655,536	7.00	10/25/41		749,569
629,666	7.00	11/25/41		725,679
3,031,909	7.00	12/25/41		3,524,151
677,357	7.00	12/25/41		770,420
1,367,963	7.00	1/25/42		1,543,306
4,398,427	7.00	7/25/42		5,059,998
1,416,387	7.00	7/25/42		1,621,409
6,333,236	7.00	11/25/42		7,283,551
527,158	7.00	2/25/44		590,687
237,872	7.00	2/25/44		275,699
318,000	7.00	8/25/44		368,093
594,227	7.00	3/25/45		674,871
2,252,071	7.02	8/25/37	[1]	2,548,881
54,053	7.50	8/20/27		63,253
1,274,298	7.50	6/19/30	[1]	1,502,994
514,857	7.50	6/25/30		598,439
565,376	7.50	10/25/40		659,009

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

679,527	7.50	2/25/41		797,027
1,085,465	7.50	8/25/41		1,275,611
6,742,504	7.50	10/25/41		7,790,194
151,480	7.50	11/25/41		177,265
1,158,158	7.50	1/25/42		1,348,977
2,341,610	7.50	5/25/42		2,658,158
924,081	7.50	5/25/42		1,096,238
971,314	7.50	6/25/42		1,141,595
6,411,205	7.50	8/25/42		7,544,033
2,513,815	7.50	2/25/44		2,851,370
1,225,129	7.50	3/25/44		1,433,220
2,042,751	7.50	5/25/44		2,423,543
3,572,260	7.50	6/25/44		4,155,653
138,627	7.50	10/25/44		164,582
11,316,466	7.50	1/25/48		13,496,052
126,345	8.00	7/25/22		145,309
66,216	8.00	7/25/22		75,640
91,787	8.00	7/18/27		107,197
1,216,664	8.00	7/25/44		1,394,252
996,157	8.34	11/25/37	[1]	1,186,881
923,300	8.46	11/25/37	[1]	1,056,166
100,024	8.50	1/25/21		117,270
55,671	8.50	9/25/21		63,964
56,084	8.50	1/25/25		65,787
2,826,042	8.50	6/18/27		3,342,662
810,684	8.50	6/25/30		952,813
664,177	8.50	6/25/30		794,323
11,147	8.70	12/25/19		12,616
16,782	8.75	9/25/20		18,247
63,307	8.90	10/25/42	[1]	72,198
69,212	8.95	10/25/20		78,600
112,137	9.00	7/25/19		124,409
50,177	9.00	12/25/19		56,382
5,857	9.00	3/25/20		6,694
31,586	9.00	5/25/20		36,040
40,171	9.00	6/25/20		45,096
13,359	9.00	6/25/20		15,283
8,453	9.00	7/25/20		9,630
37,282	9.00	9/25/20		42,370
23,826	9.00	10/25/20		26,612
380,915	9.00	1/25/21		443,736
44,323	9.00	8/1/22		53,485
189,528	9.00	11/25/28		212,619
1,119,593	9.00	6/25/30		1,360,769
223,568	9.00	10/25/30		271,166
27,255	9.05	12/25/18		29,667
40,050	9.25	1/25/20		45,282
864,874	9.38	6/25/32	[1]	991,107
34,823	9.50	12/25/18		39,082
78,233	9.50	3/25/20		89,367
10,037	9.50	4/25/20		11,498
52,509	9.50	11/25/20		59,859

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

217,485	9.50	11/25/31		264,753
513,654	9.50	12/25/41		611,186
49,265	9.50	12/25/41		56,009
101,130	9.60	3/25/20		115,714
4,450,539	10.15	7/25/37	[1]	4,943,023
2,740,241	10.49	9/25/42	[1]	3,400,278
1,315,270	11.09	6/25/44	[1]	1,576,548
149,035	12.61	3/25/39	[1]	177,150

				191,110,997

Government National Mortgage Association - 4.9%
13,833,724	4.75	1/20/42	[1]	14,994,498
4,277,519	5.52	7/20/40	[1]	4,633,366
576,789	6.50	9/20/28		656,105
836,658	6.95	3/16/41	[1]	886,052
2,324,947	7.00	9/16/23		2,496,603
46,132	7.00	4/16/26		51,520
8,758,390	7.00	5/20/38		9,634,159
3,198,799	7.00	2/16/40		3,688,967
963,382	7.00	5/20/42		1,118,909
151,910	7.50	5/16/27		176,417
42,371	8.50	2/20/32		52,129

				38,388,725

Vendee Mortgage Trust - 3.7%
8,107,782	3.75	12/15/33		8,464,022
289,149	6.00	2/15/30		295,631
5,731,859	6.50	8/15/31		6,522,088
2,521,738	7.00	3/15/28		2,919,307
305,080	7.00	7/15/30	[1]	342,872
708,185	7.25	9/15/22		775,474
845,381	7.25	9/15/25		966,129
1,138,175	7.75	5/15/22		1,317,415
1,532,773	7.75	9/15/24		1,804,731
4,709,610	7.90	3/15/25	[1]	5,416,650
457,699	8.00	2/15/25		543,452
189,267	8.29	12/15/26		227,933

				29,595,704

Total Collateralized Mortgage Obligations
(cost: $369,888,393)				369,651,721

Asset-Backed Securities - 5.2%
Federal Home Loan Mortgage Corporation - 0.4%
8,531	6.09	9/25/29	[1]	8,538
250,000	6.28	10/27/31	[14]	280,840
2,346,962	7.16	7/25/29		2,557,978

				2,847,356

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)/ Contracts	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 0.4%
58,248	0.50	11/25/32	[1]	53,106
468,254	4.71	10/25/33	[14]	496,986
422,275	5.41	9/26/33	[14]	463,150
151,733	5.71	2/25/33	[14]	150,138
189,117	6.47	10/25/31	[14]	199,289
1,118,550	6.59	10/25/31	[14]	1,238,861
365,000	6.62	5/25/32	[1]	367,955
86,205	6.83	7/25/31	[14]	89,917
37,384	7.80	6/25/26	[1]	37,222

				3,096,624

Small Business Administration - 4.4%
3,237,835	5.49	5/1/28		3,550,357
3,233,767	5.57	10/1/27		3,553,220
12,898,536	5.87	7/1/28		14,478,435
2,562,589	6.77	11/1/28		2,899,517
2,724,856	7.13	10/1/20		3,000,103
4,133,894	7.33	8/1/20		4,558,370
2,746,018	8.03	5/1/20		3,077,508

				35,117,510

Total Asset-Backed Securities
(cost: $41,853,726)				41,061,490

Put Options Purchased [10] - 0.1%
500	U.S. Treasury 5 Year Future Put Options: $120.00 Strike February 2014 expiration	398,438

(cost: $197,480)
Total Investments in Securities - 96.7%
(cost: $764,235,222)		763,295,552

Contracts		Fair Value ($)

Call Options Written [10] - (0.2%)
(400)	U.S. Treasury 2 Year Future Call Options: $109.875 Strike March 2014 expiration	(87,500)
(800)	U.S. Treasury 2 Year Future Call Options: $110.00 Strike March 2014 expiration	(75,000)
(800)	U.S. Treasury 5 Year Future Call Options: $119.25 Strike March 2014 expiration	(475,000)
(1,900)	U.S. Treasury 5 Year Future Call Options: $119.75 Strike March 2014 expiration	(667,969)

Total Call Options Written (premiums received: $2,364,175)		(1,305,469)

Other Assets and Liabilities, net - 3.5%		27,376,153

Total Net Assets - 100.0%		$789,366,236

[1]	Variable rate security. Rate disclosed is as of December 31, 2013.
[10]	The amount of $18,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2013.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2013.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of December 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	352,183,903	—	352,183,903
Collateralized Mortgage Obligations	—	369,651,721	—	369,651,721
Asset-Backed Securities	—	41,061,490	—	41,061,490
Put Options Purchased	398,438	—	—	398,438
	398,438	762,897,114	—	763,295,552
Liabilities
Call Options Written	(1,305,469)	—	—	(1,305,469)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the nine months ended December 31, 2013, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased Put Options	$463,012	—	$1,050,000
Written Call Options	—	$2,252,924	4,400,000

The number of open option contracts outstanding as of December 31, 2013 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2013

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$398,438	—
Written call options	—	$1,305,469

9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013 (Continued)

Transactions in written options for the nine months ended December 31, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2013	2,200	$536,786
Call options written	20,960	14,386,827
Call options expired	(800)	(108,520)
Call options closed	(18,460)	(12,450,918)
Outstanding, December 31, 2013	3,900	$2,364,175

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2013 is included with the Fund’s schedule of investments.

DECEMBER 31, 2013	10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2013 (Continued)

At December 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$12,461,248	($13,400,918)	($939,670)	$764,235,222

11

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	January 29, 2014